Stockholder's Equity - Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	$ (48.8)	$ 586.9	$ 1,835.8	$ (5,972.3)	$ 77.1
Other comprehensive income (loss), tax	7.0	(124.9)	(389.8)	1,280.7	(11.4)
Other comprehensive income (loss)	(41.8)	462.0	1,446.0	(4,691.6)	65.7
Net unrealized gains (losses) on available-for-sale securities including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	(1,108.5)	597.3	2,069.1	(12,980.2)	(2,313.3)
Adjustments for assumed changes in amortization patterns, pre-tax	4.7	(0.6)	(2.5)	(3.7)	(0.2)
Adjustments for assumed changes in policyholder liabilities, pre-tax	10.7	0.1	0.7	273.2	252.6
Other comprehensive income (loss), pre-tax	(1,007.1)	782.5	2,422.4	(12,377.4)	(2,040.4)
Other comprehensive income (loss) before reclassifications, tax	229.8	(127.2)	(438.8)	2,753.0	490.5
Reclassification from accumulated other comprehensive income, tax	(18.2)	(39.0)	(74.8)	(70.4)	(4.3)
Adjustments for assumed changes in amortization patterns, tax	(1.0)	0.2	0.6	0.7
Adjustments for assumed changes in policyholder liabilities, tax	(2.3)		(0.1)	(57.3)	(53.0)
Other comprehensive income (loss), tax	208.3	(166.0)	(513.1)	2,626.0	433.2
Other comprehensive income (loss) before reclassifications, after-tax	(878.7)	470.1	1,630.3	(10,227.2)	(1,822.8)
Reclassification from accumulated other comprehensive income, after-tax	67.8	146.7	280.3	262.9	16.2
Adjustments for assumed changes in amortization patterns, after-tax	3.7	(0.4)	(1.9)	(3.0)	(0.2)
Adjustments for assumed changes in policyholder liabilities, after-tax	8.4	0.1	0.6	215.9	199.6
Other comprehensive income (loss)	(798.8)	616.5	1,909.3	(9,751.4)	(1,607.2)
Net unrealized gains (losses) on available-for-sale securities including NCI | Net realized capital gains (losses)
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	86.0	185.7	355.1	333.3	20.5
Net unrealized gains (losses) on derivative instruments including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	54.5	(2.5)	(44.9)	(1.4)	66.7
Reclassification from accumulated other comprehensive income, pre-tax	(1.8)	(4.9)	(7.4)	(28.0)	(25.5)
Adjustments for assumed changes in amortization patterns, pre-tax	(0.2)		(0.9)	(0.1)
Adjustments for assumed changes in policyholder liabilities, pre-tax			0.2	0.4	1.2
Other comprehensive income (loss), pre-tax	52.5	(7.4)	(53.0)	(29.1)	42.4
Other comprehensive income (loss) before reclassifications, tax	(11.4)	0.6	9.4	0.4	(14.1)
Reclassification from accumulated other comprehensive income, tax	0.4	1.0	1.6	5.8	5.4
Adjustments for assumed changes in amortization patterns, tax			0.2
Adjustments for assumed changes in policyholder liabilities, tax				(0.2)	(0.2)
Other comprehensive income (loss), tax	(11.0)	1.6	11.2	6.0	(8.9)
Other comprehensive income (loss) before reclassifications, after-tax	43.1	(1.9)	(35.5)	(1.0)	52.6
Reclassification from accumulated other comprehensive income, after-tax	(1.4)	(3.9)	(5.8)	(22.2)	(20.1)
Adjustments for assumed changes in amortization patterns, after-tax	(0.2)		(0.7)	(0.1)
Adjustments for assumed changes in policyholder liabilities, after-tax			0.2	0.2	1.0
Other comprehensive income (loss)	41.5	(5.8)	(41.8)	(23.1)	33.5
Liability for future policy benefits discount rate remeasurement gain (loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	916.8	(187.9)	(496.5)	6,295.5	2,076.0
Other comprehensive income (loss), tax	(192.6)	39.4	104.3	(1,322.1)	(435.9)
Other comprehensive income (loss)	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Market risk benefit nonperformance risk gain (loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	(10.6)	0.1	(39.4)	141.2	(2.8)
Other comprehensive income (loss), tax	2.2		8.3	(29.7)	0.6
Other comprehensive income (loss)	(8.4)	0.1	(31.1)	111.5	(2.2)
Unrecognized postretirement benefit obligation including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax			3.0	(1.7)	2.3
Other comprehensive income (loss), pre-tax	(0.4)	(0.4)	2.3	(2.5)	1.9
Other comprehensive income (loss) before reclassifications, tax			(0.7)	0.3	(0.5)
Reclassification from accumulated other comprehensive income, tax	0.1	0.1	0.2	0.2	0.1
Other comprehensive income (loss), tax	0.1	0.1	(0.5)	0.5	(0.4)
Other comprehensive income (loss) before reclassifications, after-tax			2.3	(1.4)	1.8
Reclassification from accumulated other comprehensive income, after-tax	(0.3)	(0.3)	(0.5)	(0.6)	(0.3)
Other comprehensive income (loss)	(0.3)	(0.3)	1.8	(2.0)	1.5
Unrecognized postretirement benefit obligation including NCI | Operating expense
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	$ (0.4)	$ (0.4)	$ (0.7)	$ (0.8)	$ (0.4)